Accounts Payable and Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Accounts Payable and Accrued Liabilities
Drilling/permitting	$ 174	$ 140	$ 471
Mineral lease obligations		1,500
Legal	678	112	280
Vacation, bonuses and severance pay		982	27
Board of directors fees		125
Off-take arrangement fee	50	1,588
Interest on promissory notes	10,875	7,229
Other		82	66
Total accrued liabilities		$ 11,758	$ 844